Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 38,554	$ 76,619
Accounts receivable, net	236,180	221,872
Related party receivables (Note 11)	22,105	17,179
Inventories (Note 4)	207,814	202,412
Deferred tax assets	31,403	30,256
Other current assets	22,584	22,776
Total current assets	558,640	571,114
Property, plant and equipment, net	171,744	168,772
Goodwill	309,644	309,703
Other intangible assets, net (Note 5)	367,313	373,433
Deferred financing costs, net	13,878	14,622
Other long-term assets	4,712	4,115
Total assets	1,425,931	1,441,759
Current liabilities
Accounts payable	155,080	152,052
Current maturities of long-term debt (Note 8)	3,165	3,176
Related party payables (Note 11)	529	587
Product returns liability (Note 7)	44,061	42,031
Interest payable	4,456	13,081
Accrued expenses and other current liabilities (Note 6)	58,042	58,665
Total current liabilities	265,333	269,592
Long-term debt, less current maturities (Note 8)	687,178	687,860
Pension and other post-retirement liabilities	61,565	62,256
Deferred tax liabilities	120,225	122,983
Long-term related party payables (Note 11)	362	361
Other long-term liabilities	2,807	2,925
Total liabilities	1,137,470	1,145,977
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(30,027)	(17,485)
Accumulated other comprehensive loss (Note 14)	(1,550)	(6,771)
Total shareholder's equity	288,461	295,782
Total liabilities and shareholder's equity	$ 1,425,931	$ 1,441,759